Balances and Transactions in Foreign Currencies - Balances (Details) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	$ 132,500	$ 40,637
Long-Term Assets	2,206	2,336
Short-Term Liabilities	6,038	11,455
Long-Term Liabilities	91,373	136,744
U.S. dollars
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	128,143	40,557
Long-Term Assets	895	978
Short-Term Liabilities	5,534	11,049
Long-Term Liabilities	71,969	111,962
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	4,311	34
Long-Term Assets	0	0
Short-Term Liabilities	498	400
Long-Term Liabilities	19,404	24,782
Other currencies
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	46	46
Long-Term Assets	1,311	1,358
Short-Term Liabilities	6	6
Long-Term Liabilities	$ 0	$ 0